UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09261

                                   Foxby Corp.

               (Exact name of registrant as specified in charter)

        11 Hanover Square, 12th Floor
                New York, NY                                     10005
   (Address of principal executive offices)                    (Zip code)

                          Thomas B. Winmill, President
                                   Foxby Corp.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1. Schedule of Investments

                                   FOXBY CORP.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 SEPTEMBER 30, 2007
                                   (UNAUDITED)

--------------------------------------------------------------------------------------------------------------
    SHARES      COMMON STOCKS (101.49%)                                                              VALUE

                CABLE AND OTHER PAY TELEVISION SERVICES (2.81%)
    11,400      Comcast Corp. - Class A (a)                                                       $ 275,652
                                                                                                  ---------

                CANNED FRUITS AND VEGETABLES (3.21%)
    30,000      Del Monte Foods Company                                                             315,000
                                                                                                    -------

                COAL PROJECT DEVELOPMENT (2.66%)
    80,000      QGX Ltd. (a)                                                                        260,843
                                                                                                    -------

                COPPER EXPLORATION AND PROJECT DEVELOPMENT (5.91%)
   438,000      Nord Resources Corp. (a)                                                            579,474
                                                                                                    -------

                CRUDE PETROLEUM AND NATURAL GAS (6.99%)
     9,600      Chesapeake Energy Corp.                                                             338,496
     5,600      EnCana Corp.                                                                        346,360
                                                                                                    -------
                                                                                                    684,856

                DIAMOND EXPLORATION AND PROJECT DEVELOPMENT (2.34%)
   175,000      Etruscan Diamonds Ltd. (a)                                                          228,942
                                                                                                    -------

                ELECTRONIC COMPUTERS (3.52%)
    12,500      Dell Inc.(a)                                                                        345,000
                                                                                                    -------

                FIRE, MARINE & CASUALTY INSURANCE (2.76%)
     4,000      American International Group, Inc.                                                  270,600
                                                                                                    -------

                GOLD EXPLORATION AND PROJECT DEVELOPMENT (10.71%)
    99,000      Etruscan Resources Inc. (a)                                                         306,355
   141,000      Mansfield Minerals, Inc. (a)                                                        586,022
   110,000      Reunion Gold Corp (a)                                                               157,190
                                                                                                    -------
                                                                                                  1,049,567

                GOLD MINING (5.99%)
    66,575      Jaguar Mining Inc. (a)                                                              586,526
                                                                                                    -------

                INSURANCE AGENTS, BROKERS AND SERVICES (2.84%)
    10,600      Brown & Brown, Inc.                                                                 278,780
                                                                                                    -------

                MALT BEVERAGES (3.36%)
     3,300      Molson Coors Company Class B                                                        328,911
                                                                                                    -------

                NATURAL GAS DISTRIBUTION (.83%)
    18,000      MetroGAS S.A. ADR (a)                                                                81,000
                                                                                                     ------

                NICKEL EXPLORATION AND PROJECT DEVELOPMENT (2.97%)
    25,000      Skye Resources Inc. (a)                                                             290,832
                                                                                                    -------

                PATENT OWNERS AND LESSORS (4.10%)
     8,200      SurModics, Inc. (a)                                                                 401,882
                                                                                                    -------

                POWER INSULATING AND RELATED EQUIPMENT (1.26%)
     4,000      NGK Insulators, Ltd.                                                                123,800
                                                                                                    -------

                REAL ESTATE (4.53%)
    26,900      Cheung Kong (Holdings) Limited ADR                                                  443,909
                                                                                                    -------

                SECURITY AND COMMODITY BROKERS, DEALERS, EXCHANGES AND SERVICES (5.77%)
     6,200      T. Price Rowe Group, Inc.                                                           345,278
    22,200      W.P. Stewart & Co., Ltd.                                                            220,224
                                                                                                    -------
                                                                                                    565,502

                SEMICONDUCTORS AND RELATED DEVICES (2.61%)
     9,900      Intel Corporation                                                                   256,014
                                                                                                    -------

                SERVICES-PREPACKAGED SOFTWARE (3.57%)
     8,100      Trend Micro Incorporated (a)                                                        350,016
                                                                                                    -------

                STEEL WORKS, BLAST FURNANCES & ROLLING & FINISHING MILLS (2.67%)
    11,100      Worthington Industries, Inc.                                                        261,516
                                                                                                    -------

                TELEPHONE COMMUNICATIONS (6.53%)
     7,800      China Mobile Ltd. ADR                                                               639,912
                                                                                                    -------

                TIMBER, OTHER RESOURCES (2.17%)
   136,700      MagIndustries Corp. (a)                                                             212,541
                                                                                                    -------

                TITLE INSURANCE (1.11%)
     2,800      LandAmerica Financial Group, Inc.                                                   109,144
                                                                                                    -------

                WHOLESALE - MEDICAL, DENTAL & HOSPITAL EQUIPMENT & SUPPLIES (2.36%)
     6,000      Patterson Companies Inc. (a)                                                        231,660
                                                                                                    -------

                ZINC EXPLORATION AND PROJECT DEVELOPMENT (7.91%)
   396,000      Farallon Resources Ltd. (a)(e)                                                      253,054
   100,000      Strategic Resource Acquistion Corp. (a)(b)                                          521,787
                                                                                                    -------
                                                                                                    774,841
                                                                                                    -------

                   Total Common Stocks (cost: $7,651,797) (101.49%)                               9,946,720
                                                                                                  ---------

    SHARES      PREFERRED STOCKS (3.15%)

                COAL PROJECT DEVELOPMENT (1.66%)
   200,000      Phoenix Coal Corp. (a)(b)(e)                                                        162,500

                SMELTING (1.49%)
       945      China Silicon Corp (units) (a)(b)(e)                                                146,192
                                                                                                    -------
                   Total Preferred Stocks (cost:$474,910)                                           308,692
                                                                                                    -------
 PRINCIPAL
   AMOUNT       CORPORATE BONDS AND NOTES (2.65%)

                RETAIL CONSULTING AND INVESTMENT (2.65%)
   400,000      Amerivon Holdings, LLC 4%, Participating Convertible Promissory Note
                due 5/31/10 (cost: $400,000) (2.65%) (b)(e)                                         260,000
                                                                                                    -------

     Units      WARRANTS (1.86%)(a)

   100,000      IAMGOLD Corp., 8/12/08                                                              101,137
   219,000      Nord Resources Corp., 6/05/12                                                        81,030
                                                                                                     ------

                   Total Warrants (cost: $129,310) (1.86%)                                          182,167
                                                                                                    -------

    SHARES      MONEY MARKET FUND (0%)*
         2      Midas Dollar Reserves, Inc., 3.79%(cost: $2)(c)(d)                                        2
                                                                                                        ---

                   Total Investments (cost: $8,656,019) (109.15%)                                10,697,581

                   Liabilities in excess of other assets (-9.15%)                                  (896,842)
                                                                                                   --------

                   NET ASSETS (100.00%)                                                         $ 9,800,739
                                                                                                ===========

                (a) Non-income producing.
                (b) Illiquid and/or restricted security that has been fair valued.
                (c) Rate shown is the 7-day yield as of September 30, 2007.
                (d) Affiliated company.
                (e) Consists of one or more class of securities combined together as a unit with attached warrants.

                ADR means "American Depository Receipt".
                *Rounds to less than 0.01%


NOTE TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION
Securities traded on a national securities exchange are valued at the last reported sales price on the day the valuations are made. Securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Such securities that are not traded on a particular day, securities traded in the over-the-counter market that are not on NASDAQ, and foreign securities are valued at the mean between the current bid and asked prices. Certain of the securities in which the Fund invests are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a dealer in bonds that offers pricing services. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors.

SECURITY TRANSACTIONS
The cost of investments for federal income tax purposes is $8,664,649 and net unrealized appreciation is $2,032,932, comprised of aggregate gross unrealized appreciation and depreciation of $2,855,035 and $822,103, respectively.

ILLIQUID AND RESTRICTED SECURITIES
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Due to the uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at September 30, 2007, were as follows:

                                                           ACQUISITION
SECURITY                                                      DATE                  COST             VALUE
--------------------------------------------------------- -------------- ------------------------------------
Amerivon Holdings LLC 4% Participating Convertible
Promissory Notes due 5/31/10                                 9/24/07             $ 400,000         $ 260,000
China Silicon Corp.                                          7/18/07               224,910           146,192
Phoenix Coal Corp.                                           7/4/07                250,000           162,500
Nord Resources Corp.                                         5/14/07               328,500           579,474
Nord Resources Corp. warrants                                5/14/07                     -            81,030
Etruscan Diamonds Ltd.                                       2/28/07               298,482           228,942
Safety Intelligence Systems Corp.                            9/5/02                225,000                 -
                                                                         ------------------------------------
                                                                               $ 1,726,892       $ 1,458,138
                                                                         ====================================
Percent of net assets                                                               17.6%             14.9%
                                                                         ====================================

AFFILIATED ISSUER
The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of or, voting power over 5% or more of the outstanding voting shares or (b) control of, or common control under, another company or persons. Midas Management Corporation and Investor Service Center, Inc. act as the investment manager and distributor, respectively, of Midas Dollar Reserves, Inc. and are affiliates of the Fund's Investment Manager, CEF Advisers, Inc. Transactions with affiliates for the nine months ended September 30, 2007 were as follows:


                                               NUMBER OF SHARES HELD
                                --------------------------------------------------------         VALUE                   REALIZED
                                DECEMBER 31,      GROSS         GROSS       SEPTEMBER 30,     SEPTEMBER 30,    DIVIDEND    GAINS/
NAME OF ISSUER                      2006        ADDITIONS    REDUCTIONS         2007              2007          INCOME    (LOSSES)
---------------------------------------------------------------------------------------------------------------------------------
Midas Dollar Reserves, Inc.            -          44,733        44,731           2               $ 2            $ 26        $ -

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FOXBY CORP.

By:/s/ Thomas B. Winmill
   ----------------------------
   Thomas B. Winmill, President

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
   ----------------------------
   Thomas B. Winmill, President

Date: November 28, 2007

By:/s/ Thomas O'Malley
   ----------------------------------------
   Thomas O'Malley, Chief Financial Officer

Date: November 28, 2007

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

EX-99.CERT

CERTIFICATIONS

I, Thomas B. Winmill, certify that:

1.   I have reviewed this report on Form N-Q of Foxby Corp.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 28, 2007         /s/ Thomas B. Winmill
                                ----------------------------
                                Thomas B. Winmill, President

I, Thomas O'Malley, certify that:

1.   I have reviewed this report on Form N-Q of Foxby Corp.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 28, 2007         /s/ Thomas O'Malley
                                ----------------------------------------
                                Thomas O'Malley, Chief Financial Officer